INCOME TAXES	6 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE 8 - INCOME TAXES

As of June 30, 2012, there are tax loss carry forwards for Federal income tax purposes of approximately $40,715,966 available to offset future taxable income in the United States. The tax loss carry forwards expire in various years through 2031. The Company does not expect to incur a Federal income tax liability in the foreseeable future. Accordingly, a valuation allowance for the full amount of the related deferred tax asset of approximately $14,250,588 has been established until realizations of the tax benefit from the loss carry forwards meet the "more likely than not" criteria.

Originating	Loss
Year	Carryforward
1999	$ 407,607
2000	2,109,716
2001	2,368,368
2002	917,626
2003	637,458
2004	1,621,175
2005	2,276,330
2006	3,336,964
2007	3,378,355
2008	3,348,694
2009	2,927,096
2010	2,269,987
2011	2,212,173
2012	12,904,417

Total	$ 40,715,966

Additionally, as of June 30, 2012, the Company's two wholly-owned Canadian subsidiaries had non-capital tax loss carry forwards of approximately $2,844,864 available to be used, in future periods, to offset taxable income. The loss carry forwards expire in 2031. The deferred tax asset of approximately $753,889 has been fully offset by a valuation allowance until realization of the tax benefit from the non-capital tax loss carry forwards are more likely than not.

The reconciliation of the difference between the income tax provision using the statutory tax rates and the effective tax rate is as follows:

	For the six month periods ended
	June 30,	June 30,
	2012	2011
Statutory tax rates:
U.S.	35.00%	35.00%
Canada	26.50%	31.00%
Income (loss) before income taxes
U.S.	$ (12,946,375)	$ (4,544,792)
Foreign	12,262,107	(2,478,004)

	$ (684,268)	$ (7,022,796)

Expected tax recovery at statutory tax rates	$ (1,281,773)	$ (2,358,611)
Differences in income taxes resulting from:
Depreciation and impairment (foreign operations)	(239,717)	103,041
Change in fair value of exchange feature liability	-	202,559
Financing charge on embedded derivative liability	-	169,785
Stock-based compensation	14,497	19,733
Gain on convertible derivative	-	(467,756)
Long-term debt interest expense accretion	-	1,227,126
	(1,506,993)	(1,104,123)
Benefit of losses not recognized	1,506,993	1,104,123
Income tax provision per unaudited consolidated
condensed financial statements	$ -	$ -

Components of deferred income tax assets are as follows:

	June 30,	December 31,
	2012	2011

Property, plant and equipment	$ -	$ 488,494
Tax loss carryforwards	15,004,477	13,255,075
	15,004,477	13,743,569
Valuation allowance	(15,004,477)	(13,743,569)

Carrying value	$ -	$ -

Valuation allowances reflect the deferred tax benefits that management is uncertain of the Company's ability to utilize in the future.

Based on the Company’s current tax loss position tax benefits to be recognized is more-likely-than-not to be sustained upon examination by taxing authorities. The Company does not believe there will be any material changes in its unrecognized tax positions over the next twelve months.

The Company will recognize interest and penalties related to unrecognized tax benefits within the income tax expense line in the unaudited consolidated condensed statements of operations and comprehensive loss. Accrued interest and penalties will be included within the related tax liability line in the consolidated condensed balance sheets.

In many cases the Company's uncertain tax positions are related to tax years that remain subject to examination by tax authorities. The following describes the open tax years, by major tax jurisdiction, as of June 30, 2012:

United States - Federal	2008 – present
United States - State	2008 – present
Canada - Federal	2009 – present
Canada - Provincial	2009 – present